Basis of Accounting - Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) (Details)	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares
As Previously Reported [Member]
Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) [Line Items]
Revenue	$ 373,676
Gross profit/ (loss)	112,110
Gain/ (loss) on fair value change in derivative financial instruments	1,677,178
Gain on derecognition of derivative liability
Gain on conversion of convertible notes liability
Finance costs	(418,622)
Depreciation and amortization expenses	(919,465)
Professional and consulting expenses	(1,242,743)
Other expenses	(19,280,901)
Share of loss of associates	(175,507)
Gain/(loss) on fair value change in warrant	2,396,291
Total expenses	(20,149,541)
Loss before income tax	(18,350,112)
Loss for the year	(18,350,112)
Loss and total comprehensive loss for the year attributable to:	(175,507)
Equity shareholders of Integrated Media Technology Limited	(16,733,789)
Non-controlling interest	(1,616,323)
Total	$ (18,350,112)
(Loss) Profit per share
Basic (in Dollars per share) | $ / shares	$ (4.91)
Diluted (in Dollars per share) | $ / shares	$ (4.91)
Adjustment [Member]
Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) [Line Items]
Revenue	$ (288,222)
Gross profit/ (loss)	(288,222)
Gain/ (loss) on fair value change in derivative financial instruments	(2,273,669)
Gain on derecognition of derivative liability	1,292,424
Gain on conversion of convertible notes liability	987,318
Finance costs	334,202
Depreciation and amortization expenses	130,182
Professional and consulting expenses	53,635
Other expenses	18,131,471
Share of loss of associates	175,507
Gain/(loss) on fair value change in warrant	(2,396,291)
Total expenses	16,428,707
Loss before income tax	16,146,558
Loss for the year	16,146,558
Loss and total comprehensive loss for the year attributable to:	175,507
Equity shareholders of Integrated Media Technology Limited	15,338,539
Non-controlling interest	808,019
Total	$ 16,146,558
(Loss) Profit per share
Basic (in Dollars per share) | $ / shares	$ 4.32
Diluted (in Dollars per share) | $ / shares	$ 4.32
As Restated [Member]
Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income/ (loss) [Line Items]
Revenue	$ 85,454
Gross profit/ (loss)	(176,112)
Gain/ (loss) on fair value change in derivative financial instruments	(596,491)
Gain on derecognition of derivative liability	1,292,424
Gain on conversion of convertible notes liability	987,318
Finance costs	(84,420)
Depreciation and amortization expenses	(789,282)
Professional and consulting expenses	(1,189,108)
Other expenses	(1,149,430)
Share of loss of associates
Gain/(loss) on fair value change in warrant
Total expenses	(3,720,834)
Loss before income tax	(2,203,554)
Loss for the year	(2,203,554)
Loss and total comprehensive loss for the year attributable to:
Equity shareholders of Integrated Media Technology Limited	(1,395,250)
Non-controlling interest	(808,304)
Total	$ (2,203,554)
(Loss) Profit per share
Basic (in Dollars per share) | $ / shares	$ (0.59)
Diluted (in Dollars per share) | $ / shares	$ (0.59)